Report of the directors financial review risk report	6 Months Ended
Jun. 30, 2024
Report Of The Directors Financial Review Risk Report [Abstract]
Report Of The Directors Financial Review Risk Report	Summary of credit risk
The following disclosure presents the gross carrying/nominal amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for ECL.
The following tables analyse loans by industry sector and represent the concentration of exposures on which credit risk is managed.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2024		At 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	86,703	(982)	76,579	(1,088)
Loans and advances to banks at amortised cost	14,334	(2)	14,372	(1)
Other financial assets measured at amortised cost	262,153	(10)	273,728	(70)
– cash and balances at central banks	116,062	—	110,618	—
– items in the course of collection from other banks	2,153	—	2,114	—
– reverse repurchase agreements – non-trading	63,892	—	73,494	—
– financial investments	13,039	—	8,861	—
– prepayments, accrued income and other assets[2]	66,422	(3)	56,845	(6)
– assets held for sale[3]	585	(7)	21,796	(64)
Total gross carrying amount on-balance sheet	363,190	(994)	364,679	(1,159)
Loans and other credit related commitments	138,058	(37)	125,616	(42)
Financial guarantees[4]	2,717	(10)	2,401	(16)
Total nominal amount off-balance sheet[5]	140,775	(47)	128,017	(58)
	503,965	(1,041)	492,696	(1,217)

	Fair value	Memorandum allowance for ECL[6]	Fair value	Memorandum allowance for ECL[6]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	43,331	(23)	37,427	(23)
1The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2Includes only those financial instruments which are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 39 includes both financial and non-financial assets.
3For further details on gross carrying amount and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 57. The significant reduction is due to the completion of the sale of our retail banking operations in France in January 2024.
4Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
5Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
6Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change for expected credit losses and other credit impairment charges’ in the income statement.
Assets held for sale
At 30 June 2024, the most material balance held for sale came from our business in Armenia. During the first half of 2024 the sales of our retail banking operations in France and our business in Russia were completed.
‘Loans and other credit-related commitments’ and ‘financial
guarantees’, as reported in credit disclosures, also include exposures and allowances relating to financial assets classified as ‘assets held for sale’.

Loans and advances to customers and banks measured at amortised cost
	At 30 Jun 2024		At 31 Dec 2023
	Total gross loans and advances	Impairment allowances on loans and advances	Total gross loans and advances	Impairment allowances on loans and advances
	£m	£m	£m	£m
As reported	101,037	(984)	90,951	(1,089)
Reported in ‘Assets held for sale’	468	(7)	21,512	(64)
Total	101,505	(991)	112,463	(1,153)
At 30 June 2024, gross loans and advances were £468m and the related impairment allowances for ECL were £7m.
Lending balances held for sale continue to be measured at amortised cost less allowances for impairment and, therefore, such carrying amounts may differ from fair value.
These lending balances are part of associated disposal groups that are measured in their entirety at the lower of carrying amount and fair value less costs to sell. Any difference between the carrying amount of these assets and their sales price is part of the overall gain or loss on the associated disposal group as a whole.
For further details of the carrying amount and the fair value at
30 June 2024 of loans and advances to banks and customers
classified as held for sale, see Note 11 on the interim financial statements.

Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’
	Armenia	Retail banking operations in France	Other[1]	Total
Gross Loans	£m	£m	£m	£m
Loans and advances to customers at amortised cost:	385	—	71	456
Personal	140	—	—	140
Corporate and Commercial	245	—	—	245
Non-bank financial institutions	—	—	71	71
Loans and advances to banks at amortised cost	12	—	—	12
At 30 Jun 2024	397	—	71	468
Impairment allowance
Loans and advances to customers at amortised cost:	(7)	—	—	(7)
Personal	(1)	—	—	(1)
Corporate and Commercial	(6)	—	—	(6)
Non-bank financial institutions	—	—	—	—
Loans and advances to banks at amortised cost	—	—	—	—
At 30 Jun 2024	(7)	—	—	(7)

Gross Loans
Loans and advances to customers at amortised cost:	—	13,319	90	13,409
Personal	—	10,916	—	10,916
Corporate and Commercial	—	2,362	—	2,362
Non-bank financial institutions	—	41	90	131
Loans and advances to banks at amortised cost	—	8,103	—	8,103
At 31 Dec 2023	—	21,422	90	21,512
Impairment allowance	—
Loans and advances to customers at amortised cost:	—	(64)	—	(64)
Personal	—	(61)	—	(61)
Corporate and Commercial	—	(3)	—	(3)
Non-bank financial institutions	—	—	—	—
Loans and advances to banks at amortised cost	—	—	—	—
At 31 Dec 2023	—	(64)	—	(64)
1Balances comprising assets held for sale relating to the planned sale of hedge fund administration services.
Measurement uncertainty and sensitivity analysis of ECL estimates
The recognition and measurement of ECL involves the use of
significant judgement and estimation. We form multiple economic scenarios based on economic forecasts, apply these assumptions to credit risk models to estimate future credit losses, and probability-
weight the results to determine an unbiased ECL estimate.
Management assessed the current economic environment, reviewed the latest economic forecasts and discussed key risks before selecting the economic scenarios and their weightings.
The Central scenario is constructed to reflect the latest
macroeconomic expectations. Outer scenarios incorporate the
crystallisation of economic and geopolitical risks, including those relating to the outcome of recent and future elections, the Israel-
Hamas war and disruptions in the Red Sea.
Management judgemental adjustments are used where modelled
ECL does not fully reflect the identified risks and related uncertainty, or to capture significant late-breaking events.
Methodology
At 30 June 2024, four economic scenarios were used to capture the latest economic expectations and to articulate management’s view of the range of risks and potential outcomes. Each scenario is updated with the latest economic forecasts and distributional estimates each quarter.
Three scenarios, the Upside, Central and Downside scenarios are drawn from external consensus forecasts, market data and
distributional estimates of the entire range of economic outcomes.
The fourth scenario, the Downside 2, represents management’s view of severe downside risks.
The Central scenario is deemed the ‘most likely’ scenario, and usually attracts the largest probability weighting. It is created using consensus forecasts, which is the average of a panel of external forecasts.
The outer scenarios represent the tails of the distribution and are less likely to occur. The consensus Upside and Downside scenarios are created with reference to forecast probability distributions for select markets that capture economists’ views of the entire range of economic outcomes. In the later years of those scenarios, projections revert to long-term consensus trend expectations. Reversion to trend is done with reference to historically observed quarterly changes in the values of macroeconomic variables.
The fourth scenario, the Downside 2, represents management’s view of severe downside risks. It is a globally consistent, narrative-driven scenario that explores a more extreme economic outcome than those captured by the consensus scenarios. In this scenario, variables do not, by design, revert to long-term trend expectations and may instead explore alternative states of equilibrium, where economic variables moves permanently away from past trends.
The consensus Downside and the consensus Upside scenarios are each calibrated to be consistent with a 10% probability. The
Downside 2 is calibrated to a 5% probability. The Central scenario is assigned the remaining 75%. This weighting scheme is deemed
appropriate for the unbiased estimation of ECL in most
circumstances. However, management may choose to depart from this probability-based scenario weighting approach when the
economic outlook and forecasts are determined to be particularly uncertain and risks are elevated.
In the second quarter of 2024, the assigned scenario weights were consistent with their calibrated probabilities, the same as in the fourth quarter of 2023. Economic forecasts for the Central scenario improved modestly, and the dispersion within consensus forecast panels remained low. Risks, including the increased policy risks relating to the outcome of elections across key markets and elevated geopolitical tensions, were deemed to be reflected in the Downside scenarios.
Scenarios produced to calculate ECL are aligned to HSBC’s top and emerging risks.
Description of economic scenarios
The economic assumptions presented in this section have been formed by HSBC with reference to external forecasts and estimates for the purpose of calculating ECL.
Forecasts may change and remain subject to uncertainty. Outer scenarios are constructed so that they capture risks that could alter the trajectory of the economy and are designed to encompass the potential crystallisation of key economic and financial risks.
In our key markets, GDP forecasts in the Central scenario have improved in the second quarter of 2024 compared with the fourth quarter of 2023. At the same time, expectations for interest rate cuts have been scaled back. In the second quarter of 2024, risks to the economic outlook included a number of significant geopolitical issues and uncertainty relating to election outcomes.
Within our Downside scenarios, the economic consequences from the crystallisation of those risks were captured by higher commodity and goods prices, the re-acceleration of inflation, a further rise in interest rates and global recession.
The scenarios used to calculate ECL are described below.
The consensus Central scenario
GDP growth is expected to slow in 2024 relative to the previous year in Europe, as elevated interest rates continue to squeeze household finances and corporate margins. Inflation is expected to continue to decline, as wage growth and services inflation moderate.
Lower inflation and looser labour market conditions are expected to enable major central banks to embark on a gradual reduction in policy rates.
Growth only recovers to its long-term expected trend in later years, once central banks have lowered interest rates from current levels.
Global GDP is expected to grow by 2.5% in 2024 in the Central scenario. The average rate of global GDP growth is forecast to be
2.6% over the forecast period. This is below the average growth rate reported over the five-year period prior to onset of the pandemic of
2.9%.
The key features of our Central scenario are:
–GDP growth rates in our main markets are expected to slow in
2024 relative to 2023, followed by a moderate recovery in 2025.
Across most of our key markets weaker growth is caused by high interest rates, which act to deter consumption and investment.
–In most markets, unemployment is expected to remain flat or rise moderately from current levels. The exception is France, where structural reforms are expected to enable unemployment to fall from current levels.
–Inflation is expected to fall as services inflation and wage growth moderates. It is anticipated that inflation converges towards central banks’ target rates in 2025.
–Weak conditions in housing markets are expected to persist
through 2024 and 2025 in many of our main markets, including the
UK, as higher interest rates and, in many cases, declining prices, depress activity.
–Challenging conditions are also forecast to continue in the commercial property sector in a number of our key markets.
Structural changes to demand in the office segment in particular are driving lower valuations.
–Policy interest rates in key markets are forecast to have peaked and are projected to decline in 2024. In the longer term, they are expected to remain at a higher level than in the pre-pandemic period.
–The Brent crude oil price is forecast to average around $81 per barrel over the forecast period.
The Central scenario was created from consensus forecasts available in May, and reviewed continually until the end of June 2024. In accordance with HSBC’s scenario framework, a probability weight of
75% has been assigned to the Central scenario across all major markets.
The following table describes key macroeconomic variables assigned in the consensus Central scenario.

Consensus Central scenario 3Q24-2Q29 (as at 2Q24)
	UK	France
GDP (annual average growth rate, %)
2024	0.5	0.8
2025	1.2	1.3
2026	1.6	1.5
2027	1.7	1.4
2028	1.6	1.3
5-year average[1]	1.4	1.3
Unemployment rate (%)
2024	4.5	7.6
2025	4.7	7.5
2026	4.5	7.0
2027	4.5	6.9
2028	4.5	6.6
5-year average[1]	4.6	7.0
House prices (annual average growth rate, %)
2024	0.0	(3.7)
2025	1.2	2.7
2026	3.2	4.1
2027	3.4	4.3
2028	2.4	3.8
5-year average[1]	2.3	3.1
Inflation (annual average growth rate, %)
2024	2.6	2.5
2025	2.2	1.9
2026	2.1	1.8
2027	2.2	1.9
2028	2.1	1.9
5-year average[1]	2.2	1.9
Central bank policy rate (annual average, %)
2024	5.2	3.8
2025	4.6	3.1
2026	4.0	2.7
2027	3.8	2.5
2028	3.6	2.5
5-year average[1]	4.0	2.8
1  The five-year average is calculated over a projected period of 20 quarters, from 3Q24 to 2Q29.

Consensus Central scenario 2024–2028 (as at 4Q23)
	UK	France
GDP (annual average growth rate, %)
2024	0.3	0.8
2025	1.2	1.5
2026	1.7	1.6
2027	1.6	1.5
2028	1.6	1.5
5-year average[1]	1.3	1.4
Unemployment rate (%)
2024	4.7	7.5
2025	4.6	7.3
2026	4.3	7.0
2027	4.2	6.8
2028	4.2	6.8
5-year average[1]	4.4	7.1
House prices (annual average growth rate, %)
2024	(5.5)	(1.0)
2025	0.1	2.4
2026	3.5	4.0
2027	3.0	4.4
2028	3.0	4.0
5-year average[1]	0.8	2.8
Inflation (annual average growth rate, %)
2024	3.2	2.7
2025	2.2	1.8
2026	2.2	1.7
2027	2.3	1.9
2028	2.3	2.1
5-year average	2.4	2.0
Central bank policy rate (annual average, %)
2024	5.0	3.6
2025	4.3	2.8
2026	3.9	2.6
2027	3.8	2.6
2028	3.7	2.7
5-year average[1]	4.1	2.9
1  The five-year average is calculated over a projected period of 20 quarters from 1Q24 to 4Q28.
The graphs compare the respective Central scenario with current economic expectations beginning in the second quarter of 2024.
GDP growth: Comparison of Central scenarios

UK
Note: Real GDP shown as year-on-year percentage change.

France
Note: Real GDP shown as year-on-year percentage change.
The consensus Upside scenario
Compared with the Central scenario, the consensus Upside scenario features stronger economic activity in the near term, before converging to the long-run trend expectations. It also incorporates a faster fall in the rate of inflation than incorporated in the Central scenario.
The scenario is consistent with a number of key upside risk themes.
These include a faster reduction in central banks policy interest rates, a de-escalation in geopolitical tensions as the Israel-Hamas and
Russia-Ukraine wars move towards conclusions, and an improvement in the US-China relationship.
The following table describes key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario (3Q24-2Q29)
	UK		France
GDP level (%, start-to-peak)[1]	11.5	(2Q29)	9.2	(2Q29)
Unemployment rate (%, min)[2]	2.9	(2Q26)	6.1	(2Q26)
House price index (%, start-to- peak)[1]	19.1	(2Q29)	22.4	(2Q29)
Inflation rate (YoY % change, min)[3]	0.8	(2Q25)	1.1	(2Q25)
Central bank policy rate (%, min)[2]	3.6	(4Q28)	2.5	(3Q28)
1  Cumulative change to the highest level of the series during the 20-
quarter projection.
2  Lowest projected unemployment or policy rate in the scenario.
3  Lowest projected year-on-year percentage change in inflation in the scenario.

Consensus Upside scenario 2024–2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-peak)[1]	10.8	(4Q28)	10.4	(4Q28)
Unemployment rate (%, min)[2]	3.1	(4Q24)	6.2	(4Q25)
House price index (%, start-to- peak)[1]	13.0	(4Q28)	19.6	(4Q28)
Inflation rate (YoY % change, min)[3]	1.3	(2Q25)	1.5	(3Q24)
Central bank policy rate (%, min)[2]	3.7	(3Q28)	2.6	(2Q26)
1  Cumulative change to the highest level of the series during the 20-
quarter projection.
2  Lowest projected unemployment or policy interest rate in the scenario.
3  Lowest projected year-on-year percentage change in inflation in the scenario.
Downside scenarios
Downside scenarios explore the intensification and crystallisation of a number of key economic and financial risks. These include an escalation of geopolitical tensions, which disrupt key commodity and goods markets, causing inflation and interest rates to rise, and creating a global recession.
As the geopolitical environment remains volatile and complex, risks include:
–a broader and more prolonged conflict in the Middle East that undermines confidence, drives an increase in global energy costs and reduces trade and investment;
–continued differences between the US and China, which lead to increased trade frictions and higher inflation, due to an escalation in tariff actions and rising costs;
–a potential escalation in the Russia-Ukraine war, which expands beyond Ukraine’s borders, and further disrupts energy, fertiliser and food supplies; and
–election outcomes that deliver adverse policies that work to undermine global trade growth and undermine international supply chains.
High inflation and higher interest rates also remain key risks. Should geopolitical tensions escalate, a rise in energy and food prices would increase pressure on household budgets and firms’ costs.
A wage-price spiral, triggered by higher inflation and labour supply shortages, could put sustained upward pressure on wages and
services prices, aggravating cost pressures and increasing the squeeze on household real incomes and corporate margins. In turn, it raises the risk of a more forceful policy response from central banks, a steeper trajectory for interest rates, significantly higher defaults and, ultimately, a deep economic recession.
The consensus Downside scenarios
In the consensus Downside scenario, economic activity is weaker compared with the Central scenario. In this scenario, GDP declines, unemployment rates rise, and asset prices fall. The scenario features an escalation of geopolitical tensions, which causes a rise in inflation, as supply chain constraints intensify and energy prices rise. The scenario also features a temporary increase in interest rates above the Central scenario, before the effects of weaker consumption demand begin to dominate, and commodity prices and inflation fall again.
The following table describes key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario (3Q24-2Q29)
	UK		France
GDP level (%, start-to-trough)[1]	(0.7)	(3Q26)	(0.3)	(1Q25)
Unemployment rate (%, max)[2]	6.3	(3Q25)	8.5	(1Q25)
House price index (%, start-to- trough)[1]	(5.9)	(4Q25)	(0.5)	(4Q24)
Inflation rate (YoY % change, max)[3]	3.4	(2Q25)	3.5	(1Q25)
Central bank policy rate (%,max)[2]	5.6	(3Q24)	4.1	(1Q25)
1  Cumulative change to the lowest level of the series during the 20-
quarter projection.
2  The highest projected unemployment or policy rate in the scenario.
3  The highest projected year-on-year percentage change in inflation in the scenario.

Consensus Downside scenario 2024–2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-trough)[1]	(1.0)	(2Q25)	(0.3)	(2Q24)
Unemployment rate (%, max)[2]	6.4	(1Q25)	8.5	(4Q24)
House price index (%, start-to- trough)[1]	(12.0)	(2Q25)	(1.2)	(3Q24)
Inflation rate (YoY % change, max)[3]	4.1	(1Q24)	3.8	(2Q24)
Central bank policy rate (%,max)[2]	5.7	(1Q24)	4.2	(1Q24)
1Cumulative change to the lowest level of the series during the 20-
quarter projection.
2  The highest projected unemployment or policy interest rate in the scenario.
3  The highest projected year-on-year percentage change in inflation in the scenario.
Downside 2 scenario
The Downside 2 scenario features a deep global recession and reflects management’s view of the tail of the economic distribution. It incorporates the crystallisation of a number of risks simultaneously, including a further escalation of geopolitical crises globally, which creates severe supply disruptions to goods and energy markets.
In the scenario, as inflation surges and central banks tighten monetary policy further, confidence evaporates. However, this impulse is assumed to prove short-lived, as recession takes hold, causing a sharp fall in demand, leading commodity prices to correct sharply and global price inflation to fall.
The following table describes key macroeconomic variables in the
Downside 2 scenario.

Downside 2 scenario (3Q24-2Q29)
	UK		France
GDP level (%, start-to-trough)[1]	(8.8)	(4Q25)	(7.4)	(3Q25)
Unemployment rate (%, max)[2]	8.4	(4Q25)	10.2	(2Q26)
House price index (%, start-to- trough)[1]	(29.7)	(2Q26)	(15.0)	(4Q26)
Inflation rate (YoY % change, max)[3]	10.2	(4Q24)	8.6	(4Q24)
Central bank policy rate (%,max)[2]	5.9	(3Q24)	5.0	(3Q24)
1Cumulative change to the lowest level of the series during the 20-
quarter projection.
2The highest projected unemployment or policy rate in the scenario.
3The highest projected year-on-year percentage change in inflation in the scenario.

Downside 2 scenario 2024–2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-trough)[1]	(8.8)	(2Q25)	(6.6)	(1Q25)
Unemployment rate (%, max)[2]	8.4	(2Q25)	10.2	(4Q25)
House price index (%, start-to- trough)[1]	(30.2)	(4Q25)	(14.5)	(2Q26)
Inflation rate (YoY % change, max)[3]	10.1	(2Q24)	8.6	(2Q24)
Central bank policy rate (%,max)[2]	6.0	(1Q24)	5.2	(1Q24)
1Cumulative change to the lowest level of the series during the 20-
quarter projection.
2The highest projected unemployment or policy interest rate in the scenario.
3The highest projected year-on-year percentage change in inflation in the scenario.
Scenario weightings
In reviewing the economic environment, the level of risk and uncertainty, management has considered both global and country specific factors. In the second quarter of 2024, key considerations around uncertainty attached to the Central scenario projections focused on:
–the announcements of elections in the UK and France, as well as the forthcoming election in the US. Potential policy uncertainty arising from these elections was a significant discussion point;
–the lagged impact of elevated interest rates on household
finances and businesses, and the implications of volatility in monetary policy expectations on growth and employment;
–estimation and forecast uncertainty for UK unemployment given ongoing methodology updates at the UK Office for National
Statistics;
–the outlook for real estate in our key markets, particularly in the
UK; and
–geopolitical risks, including the Middle East and the Russia-
Ukraine wars.
Although these risk factors remain significant, management assessed that they were adequately reflected in the scenarios at their calibrated probability.
It was noted that economic forecasts had improved modestly and dispersion of forecasts around the consensus have either remained stable, or have moved lower. Similarly, financial market measures of volatility also remained very low through the second quarter of 2024.
This has led management to assign scenario probabilities that are aligned to the standard scenario probability calibration framework.
This entailed assigning a 75% probability weighting to the Central scenario in our major markets. The consensus Upside scenario was assigned a 10% weighting, and the consensus Downside scenario was given 10%. The Downside 2 was assigned a 5% weighting.
In respect of the discussion around elections, management
concluded that the UK Central scenario already incorporated
information around the likely future government and its policies. The subsequent election outcome result has not changed any scenario assumptions. By contrast, election outcomes in France and the US were considered less certain and forecasts assume policy continuity in the respective Central scenarios as a result. Outer scenarios were assessed to adequately reflect the current downside risks.
The following table describes the probabilities assigned in each scenario.

Scenario weightings, %
	Standard Weights	UK	France
2Q24
Upside	10	10	10
Central	75	75	75
Downside	10	10	10
Downside 2	5	5	5

4Q23
Upside	10	10	10
Central	75	75	75
Downside	10	10	10
Downside 2	5	5	5
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in the UK and France.

UK

France
Note: Real GDP shown as year-on-year percentage change.
Critical estimates and judgements
The calculation of ECL under IFRS 9 involves significant judgements, assumptions and estimates at 30 June 2024. These included:
–the selection of economic scenarios, given the constant change in economic conditions and distribution of economic risks; and
–estimating the economic effects of those scenarios on ECL,
where similar observable historical conditions cannot be captured by the credit risk models.
How economic scenarios are reflected in ECL calculations
The methodologies for the application of forward economic guidance into the calculation of ECL for wholesale and retail portfolios are set out on page 45 of the Annual Report and Accounts 2023. Models are used to reflect economic scenarios on ECL estimates. These models are based largely on historical observations and correlations with default.
Economic forecasts and ECL model responses to these forecasts are subject to a degree of uncertainty. The models continue to be supplemented by management judgemental adjustments where
required.
Management judgemental adjustments
In the context of IFRS 9, management judgemental adjustments are typically short-term increases or decreases to the modelled allowance for ECL at either a customer, segment or portfolio level where management believes allowances do not sufficiently reflect the credit risk/expected credit losses at the reporting date. These can relate to risks or uncertainties that are not reflected in the models and/or to any late-breaking events with significant uncertainty, subject to management review and challenge.
This includes refining model inputs and outputs, and using
adjustments to ECL based on management judgement and
quantitative analysis for impacts that are difficult to model.
The effects of management judgemental adjustments are considered for both balances and allowance for ECL when determining whether or not a significant increase in credit risk has occurred and is allocated to a stage where appropriate. This is in accordance with the internal adjustments framework.
Management judgemental adjustments are reviewed under the
governance process for IFRS 9 (as detailed in the section ‘Credit risk management’ on page 30 of the Annual Report and Accounts 2023).
Review and challenge focuses on the rationale and quantum of the adjustments with a further review carried out by the second line of defence where significant. For some management judgemental
adjustments, internal frameworks establish the conditions under which these adjustments should no longer be required and as such are considered as part of the governance process. This internal governance process allows management judgemental adjustments to be reviewed regularly and, where possible, to reduce the reliance on these through model recalibration or redevelopment, as appropriate.
The drivers of the management judgemental adjustments continue to evolve with the economic environment as new risks emerge.
Management judgemental adjustments made in estimating the
reported allowance for ECL at 30 June 2024 are set out in the following table.

Management judgemental adjustments to ECL at 30 Jun 2024[1]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Banks, sovereigns, government entities and low risk counterparties	(14)	(5)	(19)
Corporate lending adjustments	—	24	24
Retail lending inflation-related adjustments	3	—	3
Other macroeconomic-related adjustments	—	—	—
Other retail lending adjustments	(5)	—	(5)
Total	(16)	19	3

Management judgemental adjustments to ECL at 31 Dec 2023[1]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Banks, sovereigns, government entities and low risk counterparties	(14)	(13)	(27)
Corporate lending adjustments	—	(36)	(36)
Retail lending inflation-related adjustments	8	—	8
Other macroeconomic-related adjustments	7	—	7
Other retail lending adjustments	2	—	2
Total	3	(49)	(46)
1Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.
2The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
In the wholesale portfolio, management judgemental adjustments were an increase to allowances for ECL of £19m (31 December 2023:
£49m decrease).
–Adjustments relating to banks, sovereigns, government entities and low risk counterparties decreased allowance for ECL by £5m
(31 December 2023: £13m decrease). The adjustments mainly
relate to standard, monthly adjustments for bank and sovereign exposures secured by Export Credit Agency guarantees; the
benefit from which is not recognised in the inbound data.
–Adjustments to corporate credit risk exposures increased
allowance for ECL by £24m (31 December 2023: £36m decrease).
The increase in adjustment is mainly related to management
overlays to reflect increased risk on exposures in France and separately that full ECL value for Collateralized Loans Obligation was reflected in impairment credit engine. These were partially offset by standard, monthly adjustments for corporate exposures secured by Export Credit Agency which is not recognised in the inbound data.
In the retail portfolio, management judgemental adjustments were an
ECL decrease of £16m at 30 June 2024 (31 December 2023: £3m
increase).
–Inflation-related adjustments increased ECL by £3m (31 December
2023: £8m increase). These adjustments addressed where
country-specific inflation risks were not fully captured by the modelled output.
–Other retail lending adjustments decreased ECL by £5m
(31 December 2023: £2m increase) reflecting all other data, model and management judgemental adjustments.
–Banks, sovereigns, government entities and low risk
counterparties adjustments decreased ECL by £14m
(31 December 2023: £14m decrease). These adjustments related to the realignment of PD between reporting and origination date for certain parts of the portfolio.
Economic scenarios sensitivity analysis of ECL estimates
Management considered the sensitivity of the ECL outcome against the economic forecasts as part of the ECL governance process by recalculating the allowance for ECL under each scenario described above for selected portfolios, applying a 100% weighting to each scenario in turn. The weighting is reflected in both the determination of a significant increase in credit risk and the measurement of the resulting allowances.
The allowance for ECL calculated for the Upside and Downside scenarios should not be taken to represent the upper and lower limits of possible ECL outcomes. The impact of defaults that might occur in the future under different economic scenarios is captured by recalculating allowances for loans at the balance sheet date.
There is a particularly high degree of estimation uncertainty in numbers representing tail risk scenarios when assigned a 100%
weighting.
For wholesale credit risk exposures, the sensitivity analysis excludes allowance for ECL and financial instruments related to defaulted
(stage 3) obligors. The measurement of stage 3 ECL is relatively more sensitive to credit factors specific to the obligor than future economic scenarios, and therefore the effects of macroeconomic factors are not necessarily the key consideration when performing individual assessments of allowances for obligors in default. Loans to defaulted obligors are a small portion of the overall wholesale lending exposure, even if representing the majority of the allowance for ECL. Due to the range and specificity of the credit factors to which the ECL is sensitive, it is not possible to provide a meaningful alternative sensitivity analysis for a consistent set of risks across all defaulted obligors.
For retail credit risk exposures, the sensitivity analysis includes allowance for ECL for defaulted obligors of loans and advances. This is because the retail ECL for secured mortgage portfolios, including loans in all stages, is sensitive to macroeconomic variables.
Wholesale and retail sensitivity
The wholesale and retail sensitivity tables present the 100%
weighted results. These exclude portfolios held by the insurance business and small portfolios, and as such cannot be directly compared with personal and wholesale lending presented in other credit risk tables. In both the wholesale and retail analysis, the comparative period results for Downside 2 scenarios are also not directly comparable with the current period, because they reflect different risks relative to the consensus scenarios for the period end.
The wholesale and retail sensitivity analysis is stated inclusive of management judgemental adjustments, as appropriate to each
scenario.
For both retail and wholesale portfolios, the gross carrying amount of financial instruments are the same under each scenario. For
exposures with similar risk profile and product characteristics, the sensitivity impact is therefore largely the result of changes in macroeconomic assumptions.
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2]
	UK	France
	£m	£m
At 30 June 2024
Reported allowance for ECL	53	80
Consensus Central scenario allowance for ECL	44	78
Consensus Upside scenario allowance for ECL	30	69
Consensus Downside scenario allowance for ECL	71	90
Downside 2 scenario allowance for ECL	306	117
Reported gross carrying amount[2]	140,730	132,577

At 31 December 2023
Reported allowance for ECL	67	78
Consensus Central scenario allowance for ECL	55	81
Consensus Upside scenario allowance for ECL	38	72
Consensus Downside scenario allowance for ECL	87	99
Downside 2 scenario allowance for ECL	276	112
Reported gross carrying amount[2]	144,215	142,389
1Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement
uncertainty.
2Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
At 30 June 2024, the highest level of 100% weighted ECL was
observed in the UK. This higher ECL impact was largely driven by significant exposure in this region. In the wholesale portfolio, off-
balance sheet financial instruments have a lower likelihood to be fully converted to a funded exposure at the point of default, and
consequently the ECL sensitivity impact is lower in relation to its nominal amount when compared with an on-balance sheet exposure with similar risk profile.
Retail analysis

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France
	£m	£m
At 30 June 2024
Reported allowance for ECL	2	11
Consensus Central scenario allowance for ECL	2	11
Consensus Upside scenario allowance for ECL	2	11
Consensus Downside scenario allowance for ECL	2	11
Downside 2 scenario allowance for ECL	4	11
Reported gross carrying amount	1,934	18

At 31 December 2023
Reported allowance for ECL	2	74
Consensus Central scenario allowance for ECL	2	74
Consensus Upside scenario allowance for ECL	2	72
Consensus Downside scenario allowance for ECL	3	75
Downside 2 scenario allowance for ECL	4	78
Reported gross carrying amount	1,925	17,187
1ECL sensitivities exclude portfolios utilising less complex modelling approaches.
Reconciliation of changes in gross carrying/
nominal amount and allowances for loans
and advances to banks and customers
including loan commitments and financial
guarantees
The following disclosure provides a reconciliation by stage of the group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. Movements are calculated on a quarterly basis and therefore fully capture stage movements between quarters. If movements were calculated on a year-to-date basis they would only reflect the opening and closing position of the financial instrument.
The transfers of financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL.
The net remeasurement of ECL arising from stage transfers
represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2)
ECL measurement basis. Net remeasurement excludes the
underlying customer risk rating (‘CRR’)/probability of default (‘PD’)
movements of the financial instruments transferring stage. This is captured, along with other credit quality movements in the ‘changes in risk parameters – credit quality’ line item.
Changes in ‘Net new and further lending/repayments’ represents the impact from volume movements within the Group’s lending portfolio and includes ‘New financial assets originated or purchased’, ‘assets derecognised (including final repayments)’ and ‘changes to risk parameters – further lending/repayment’.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
(Reviewed)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2024	162,228	(91)	15,445	(147)	2,556	(903)	35	(6)	180,264	(1,147)
Transfers of financial instruments:	61	(18)	(509)	26	448	(8)	—	—	—	—
– transfers from stage 1 to stage 2	(4,796)	5	4,796	(5)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	4,995	(23)	(4,995)	23	—	—	—	—	—	—
– transfers to stage 3	(204)	1	(348)	10	552	(11)	—	—	—	—
– transfers from stage 3	66	(1)	38	(2)	(104)	3	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	11	—	(11)	—	—	—	—	—	—
Net new and further lending/ repayments	7,983	(1)	(417)	10	(489)	202	3	(3)	7,080	208
Changes to risk parameters – credit quality	—	11	—	(14)	—	(145)	—	(3)	—	(151)
Changes to model used for ECL calculation	—	(3)	—	10	—	—	—	—	—	7
Assets written off	—	—	—	—	(46)	45	—	—	(46)	45
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange	(2,647)	2	(191)	1	(50)	14	—	—	(2,888)	17
Others[2,3,4]	7,410	—	64	(2)	72	(8)	—	—	7,546	(10)
At 30 Jun 2024	175,035	(89)	14,392	(127)	2,491	(803)	38	(12)	191,956	(1,031)
ECL income statement change for the period		18		(5)		57		(6)		64
Recoveries										1
Others										(12)
Total ECL income statement change for the period										53

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
	At 30 Jun 2024		Half-year ended 30 Jun 2024
	Gross carrying/ nominal amount	Allowance for ECL	ECL release/ (charge)
	£m	£m	£m
As above	191,956	(1,031)	53
Other financial assets measured at amortised cost	262,153	(10)	2
Non-trading reverse purchase agreement commitments	49,856	—	—
Performance and other guarantee not considered for IFRS 9	—	—	(1)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	503,965	(1,041)	54
Debt instruments measured at FVOCI	43,331	(23)	(1)
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,064)	53
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. At 30 June 2024, this amount decreased by
£(0.81)bn and was classified as stage 1 with no ECL.
3Total includes £468m of gross carrying loans and advances to customers and banks, which were classified to assets held for sale and a corresponding allowance for ECL of £7m reflecting business disposals as disclosed in Note 11: ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 57
4Total includes PBRS portfolio transferred to HSBC Bank Plc in first quarter of 2024.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Reviewed)
	Non-credit impaired				Credit Impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	168,371	(71)	18,059	(200)	2,536	(962)	3	—	188,969	(1,233)
Transfers of financial instruments:	690	(56)	(1,336)	89	646	(33)	—	—	—	—
– transfers from stage 1 to stage 2	(14,106)	11	14,106	(11)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	15,023	(66)	(15,023)	66	—	—	—	—	—	—
– transfers to stage 3	(247)	—	(551)	39	798	(39)	—	—	—	—
– transfers from stage 3	20	(1)	132	(5)	(152)	6	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	48	—	(26)	—	—	—	—	—	22
Net new and further lending/ repayments	4,626	(1)	(1,916)	22	(442)	125	33	—	2,301	146
Changes to risk parameters – credit quality	—	(1)	—	(28)	—	(305)	—	(6)	—	(340)
Changes to model used for ECL calculation	—	(3)	—	18	—	—	—	—	—	15
Assets written off	—	—	—	—	(248)	246	—	—	(248)	246
Credit related modifications that resulted in derecognition	—	—	—	—	(94)	75	—	—	(94)	75
Foreign exchange	(2,398)	2	(231)	2	(49)	17	—	—	(2,678)	21
Others[2]	(9,061)	(9)	869	(24)	207	(66)	(1)	—	(7,986)	(99)
At 31 Dec 2023	162,228	(91)	15,445	(147)	2,556	(903)	35	(6)	180,264	(1,147)
ECL income statement change for the period		43		(14)		(180)		(6)		(157)
Recoveries										5
Others										(12)
Total ECL income statement change for the period										(164)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	At 31 Dec 2023		12 months ended 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL	ECL release/ (charge)
	£m	£m	£m
As above	180,264	(1,147)	(164)
Other financial assets measured at amortised cost	273,728	(70)	—
Non-trading reverse purchase agreement commitments	38,704	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(7)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	492,696	(1,217)	(171)
Debt instruments measured at FVOCI	37,427	(23)	2
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,240)	(169)
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. At 31 December 2023, these amounted to £(1.64)bn and were classified as stage 1 with no ECL.
The group’s trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day
	Foreign exchange (‘FX’) and commodity	Interest rate (‘IR’)	Equity (‘EQ’)	Credit spread (‘CS’)	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m	£m	£m
Half-year to 30 Jun 2024	10.0	15.0	10.7	7.0	(16.5)	26.2
Average	8.1	21.4	9.5	7.4	(18.4)	27.9
Maximum	14.8	27.8	11.5	9.3		37.2
Minimum	4.2	12.6	8.1	4.5		18.7

Half-year to 30 Jun 2023	15.9	23.7	10.3	11.9	(28.9)	32.8
Average	12.0	26.1	10.0	8.6	(24.5)	32.3
Maximum	17.0	42.0	14.7	11.9	—	44.0
Minimum	7.0	18.9	7.8	6.2	—	25.6

Half-year to 31 Dec 2023	6.2	20.1	11.0	5.2	(17.0)	25.4
Average	10.9	25.5	9.9	9.8	(23.8)	32.2
Maximum	17.2	50.2	11.8	12.7		55.4
Minimum	5.6	13.8	8.6	5.2		19.0
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2The total VaR is non-additive across risk types due to diversification effect and it includes VaR RNIV.
The group’s non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 10day
	Interest rate ('IR')	Credit spread ('CS')	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m
Half-year to 30 Jun 2024	128.4	36.9	(40.1)	125.3
Average	143.6	36.3	(37.6)	142.4
Maximum	202.3	42.0		216.3
Minimum	66.2	29.6		70.0

Half-year to 30 Jun 2023	96.8	35.1	(22.8)	109.1
Average	73.8	27.4	(21.7)	79.6
Maximum	120.0	42.0	—	118.3
Minimum	45.8	19.3	—	53.4

Half-year to 31 Dec 2023	101.1	23.9	(21.5)	103.5
Average	107.8	24.9	(29.2)	103.4
Maximum	126.5	38.5	—	113.5
Minimum	92.8	19.9	—	93.7
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2The total VaR is non-additive across risk types due to diversification effect.
The following table shows the composition of assets and liabilities by contract type.

Balance sheet of insurance manufacturing subsidiaries by type of contract
	Life Direct Participating and investment DPF contracts[1]	Life other[2]	Other contracts[3]	Shareholder assets and liabilities	Total
	£m	£m	£m	£m	£m
Financial assets	21,248	81	998	1,427	23,754
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13,983	68	992	885	15,928
– derivatives	50	—	—	3	53
– financial investments – at amortised cost	50	—	—	2	52
– financial investments at fair value through other comprehensive income	6,332	—	—	443	6,775
– other financial assets[4]	833	13	6	94	946
Insurance contract assets	—	39	—	—	39
Reinsurance contract assets	—	130	—	—	130
Other assets and investment properties	726	76	—	69	871
Total assets at 30 Jun 2024	21,974	326	998	1,496	24,794
Liabilities under investment contracts designated at fair value	—	—	1,056	—	1,056
Insurance contract liabilities	20,287	287	—	—	20,574
Reinsurance contract liabilities	—	29	—	—	29
Deferred tax	—	9	—	—	9
Other liabilities	—	—	—	2,003	2,003
Total liabilities	20,287	325	1,056	2,003	23,671
Total equity	—	—	—	1,123	1,123
Total liabilities and equity at 30 Jun 2024	20,287	325	1,056	3,126	24,794

Financial assets	21,284	101	942	1,331	23,658
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13,101	78	935	776	14,890
– derivatives	92	—	—	5	97
– financial investments – at amortised cost	218	—	—	14	232
– financial investments at fair value through other comprehensive income	6,947	—	—	452	7,399
– other financial assets[4]	926	23	7	84	1,040
Insurance contract assets	—	41	—	—	41
Reinsurance contract assets	—	145	—	—	145
Other assets and investment properties	748	75	—	82	905
Total assets at 31 Dec 2023	22,032	362	942	1,413	24,749
Liabilities under investment contracts designated at fair value	—	—	1,002	—	1,002
Insurance contract liabilities	20,289	306	—	—	20,595
Reinsurance contract liabilities	—	33	—	—	33
Deferred tax	—	—	—	2	2
Other liabilities	—	—	—	1,966	1,966
Total liabilities	20,289	339	1,002	1,968	23,598
Total equity	—	—	—	1,151	1,151
Total liabilities and equity at 31 Dec 2023	20,289	339	1,002	3,119	24,749
1  ‘Life direct participating and investment DPF’ contracts are substantially measured under the variable fee approach measurement model.
2  ‘Life other’ mainly includes protection type contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life participating and investment discretionary participation feature ('DPF') contracts.
3  ‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
4  Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.